FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES - Schedule of Estimated Fair Value and Carrying Value of Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Carrying value of asset (liability) | Level 1
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Cash and cash equivalents	$ 200,652	$ 128,878
Restricted Cash	518	84
Carrying value of asset (liability) | Level 2
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Derivative instruments	5,862	109
Derivative instruments	(4,764)	(23,434)
Carrying value of asset (liability) | Level 2 | Floating rate debt
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Long-term debt	(1,206,522)	(1,120,172)
Carrying value of asset (liability) | Level 2 | Fixed rate debt
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Long-term debt	(426,897)	(281,307)
Fair value asset (liability) | Level 1
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Cash and cash equivalents	200,652	128,878
Restricted Cash	518	84
Fair value asset (liability) | Level 2
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Derivative instruments	5,862	109
Derivative instruments	(4,764)	(23,434)
Fair value asset (liability) | Level 2 | Floating rate debt
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Long-term debt	(1,221,603)	(1,135,616)
Fair value asset (liability) | Level 2 | Fixed rate debt
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Long-term debt	$ (465,287)	$ (306,621)